Leases (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation (1)	R$ 59,049	R$ 49,291	R$ 51,035
Interest expenses (2)	32,314	33,388	22,278
Total	R$ 91,363	R$ 82,679	R$ 73,313